Share-Based Compensation - Schedule of Share and Dividend Equivalent Share Award Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Value of share equivalents
Market price of Company's stock	$ 77.50	$ 83.75	$ 55.07
Phantom Stock and Performance Stock Units
Number of share equivalents
Balance at beginning of the period (in shares)	472,830	462,430	475,347
Granted (in shares)	118,408	215,745	167,573
Forfeited share equivalents (in shares)	(34,968)	(42,051)	(34,681)
Vested share equivalents (in shares)	(162,426)	(163,294)	(145,809)
Balance at end of the period (in shares)	393,844	472,830	462,430
Value of share equivalents
Balance at beginning of the period (in shares)	$ 39,600	$ 25,466	$ 30,826
Granted (in shares)	9,177	18,069	9,228
Forfeited share equivalents (in shares)	2,710	3,522	1,910
Vested share equivalents (in shares)	15,206	8,509	9,288
Balance at end of the period (in shares)	$ 30,523	$ 39,600	$ 25,466